Label	Element	Value
HARTFORD DISCIPLINED EQUITY HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

September 21, 2020

SUPPLEMENT TO

HARTFORD Disciplined equity HLS FUND class IC PROSPECTUS

DATED JUNE 23, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD DISCIPLINED EQUITY HLS FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
(2)	Effective immediately, under the heading “Hartford Disciplined Equity HLS Fund Summary Section -Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the expense example are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Total other expenses” are estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

●	You invest $10,000

●	Your investment has a 5% return each year

●	The Fund’s operating expenses remain the same

●	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

HARTFORD DISCIPLINED EQUITY HLS FUND | IC
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,352

[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total other expenses" are estimated for the current fiscal year.